PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.0%
Common Stocks 97.8%
Aerospace & Defense 1.6%
Airbus SE (France)	34,681	$4,554,492
Hexcel Corp.	37,833	2,610,099
Parsons Corp.*	29,558	1,320,947
Raytheon Technologies Corp.	65,160	6,003,842
		14,489,380
Automobile Components 0.8%
American Axle & Manufacturing Holdings, Inc.*	105,798	714,136
Aptiv PLC*	32,746	2,884,268
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	50,091	2,232,556
Modine Manufacturing Co.*	37,710	1,029,106
		6,860,066
Automobiles 1.9%
General Motors Co.	121,291	3,931,041
Tesla, Inc.*	62,098	12,663,645
		16,594,686
Banks 4.6%
Atlantic Union Bankshares Corp.	59,506	1,520,973
Bank of America Corp.	192,301	5,344,045
BankUnited, Inc.	66,792	1,263,705
Brookline Bancorp, Inc.	217,645	1,789,042
Eastern Bankshares, Inc.	116,769	1,266,944
Enterprise Financial Services Corp.	57,509	2,336,016
First Bancorp	69,899	2,103,960
Hilltop Holdings, Inc.	59,695	1,762,196
JPMorgan Chase & Co.	71,124	9,652,238
Pinnacle Financial Partners, Inc.	45,986	2,237,219
PNC Financial Services Group, Inc. (The)	36,510	4,228,953
Truist Financial Corp.	113,582	3,460,843
Western Alliance Bancorp	13,713	464,871
Wintrust Financial Corp.	31,830	2,023,433
WSFS Financial Corp.	42,323	1,415,281
		40,869,719
Beverages 0.6%
PepsiCo, Inc.	27,934	5,093,765

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology 3.2%
AbbVie, Inc.	42,449	$5,856,264
Amgen, Inc.	13,784	3,041,440
Amicus Therapeutics, Inc.*	43,553	490,407
Apellis Pharmaceuticals, Inc.*(a)	33,240	2,853,654
Arcutis Biotherapeutics, Inc.*(a)	83,050	623,705
Avid Bioservices, Inc.*	133,633	2,064,630
Bridgebio Pharma, Inc.*	42,643	585,062
Celldex Therapeutics, Inc.*	37,621	1,196,348
Denali Therapeutics, Inc.*	16,396	495,487
Editas Medicine, Inc.*	98,182	901,311
Intellia Therapeutics, Inc.*	15,607	581,517
IVERIC bio, Inc.*	14,346	541,562
Prometheus Biosciences, Inc.*	2,417	480,258
REGENXBIO, Inc.*	35,362	609,287
Rocket Pharmaceuticals, Inc.*	31,314	655,402
Syndax Pharmaceuticals, Inc.*	86,219	1,721,793
Twist Bioscience Corp.*	43,603	660,585
Vaxcyte, Inc.*	32,827	1,625,593
Vertex Pharmaceuticals, Inc.*	11,313	3,660,547
		28,644,852
Broadline Retail 3.4%
Amazon.com, Inc.*	162,725	19,621,380
MercadoLibre, Inc. (Brazil)*	8,598	10,652,922
		30,274,302
Building Products 1.1%
Armstrong World Industries, Inc.	11,881	741,850
Hayward Holdings, Inc.*(a)	133,718	1,452,177
Johnson Controls International PLC	82,764	4,941,011
UFP Industries, Inc.	16,986	1,326,607
Zurn Elkay Water Solutions Corp.(a)	40,020	900,850
		9,362,495
Capital Markets 2.2%
Blackstone, Inc.(a)	33,171	2,840,764
Bridge Investment Group Holdings, Inc. (Class A Stock)	126,621	1,233,289
Brightsphere Investment Group, Inc.	76,532	1,644,673
Goldman Sachs Group, Inc. (The)	26,787	8,676,309
Hamilton Lane, Inc. (Class A Stock)	17,164	1,165,607
Houlihan Lokey, Inc.	19,680	1,718,261

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Lazard Ltd. (Class A Stock)	38,641	$1,108,610
Moody’s Corp.	4,191	1,328,044
		19,715,557
Chemicals 1.3%
Avient Corp.	47,086	1,718,639
Ingevity Corp.*	16,853	795,293
Linde PLC	25,845	9,140,343
		11,654,275
Commercial Services & Supplies 0.6%
ACV Auctions, Inc. (Class A Stock)*	145,781	2,484,108
Brady Corp. (Class A Stock)	14,645	698,274
Casella Waste Systems, Inc. (Class A Stock)*	21,917	1,976,037
		5,158,419
Communications Equipment 0.6%
Cisco Systems, Inc.	81,145	4,030,472
Harmonic, Inc.*	50,522	889,693
NetScout Systems, Inc.*	26,358	804,446
		5,724,611
Construction & Engineering 0.4%
Construction Partners, Inc. (Class A Stock)*	30,668	848,584
EMCOR Group, Inc.	3,267	538,532
Great Lakes Dredge & Dock Corp.*	305,221	1,935,101
		3,322,217
Construction Materials 0.4%
Summit Materials, Inc. (Class A Stock)*	116,257	3,677,209
Consumer Staples Distribution & Retail 2.0%
Chefs’ Warehouse, Inc. (The)*	36,544	1,136,884
Costco Wholesale Corp.	12,205	6,243,590
Performance Food Group Co.*	42,120	2,328,815
Walmart, Inc.	53,257	7,821,855
		17,531,144

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 0.1%
O-I Glass, Inc.*	32,123	$665,589
Diversified REITs 0.2%
American Assets Trust, Inc.	53,847	1,025,785
Essential Properties Realty Trust, Inc.	28,588	684,111
		1,709,896
Diversified Telecommunication Services 0.3%
Cogent Communications Holdings, Inc.	15,271	939,472
Iridium Communications, Inc.	25,476	1,529,579
		2,469,051
Electric Utilities 0.4%
NextEra Energy, Inc.	47,011	3,453,428
Electrical Equipment 0.2%
Atkore, Inc.*	6,331	739,271
Encore Wire Corp.	4,178	683,813
		1,423,084
Electronic Equipment, Instruments & Components 0.7%
Belden, Inc.	12,229	1,069,915
Littelfuse, Inc.	9,524	2,438,525
Sanmina Corp.*	26,131	1,385,988
Vishay Intertechnology, Inc.	53,915	1,389,929
		6,284,357
Energy Equipment & Services 1.4%
Cactus, Inc. (Class A Stock)	70,512	2,226,769
Liberty Energy, Inc.	58,535	687,201
Patterson-UTI Energy, Inc.	178,207	1,735,736
RPC, Inc.	159,436	1,060,250
Schlumberger NV	147,911	6,335,028
		12,044,984
Entertainment 0.5%
Netflix, Inc.*(a)	11,134	4,400,491
Financial Services 3.0%
Adyen NV (Netherlands), 144A*	2,251	3,686,783

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Financial Services (cont’d.)
EVERTEC, Inc. (Puerto Rico)	26,237	$904,652
Flywire Corp.*	16,775	503,921
Mastercard, Inc. (Class A Stock)	21,119	7,708,857
NMI Holdings, Inc. (Class A Stock)*	60,849	1,530,352
Shift4 Payments, Inc. (Class A Stock)*	44,051	2,762,879
Visa, Inc. (Class A Stock)	44,931	9,931,099
		27,028,543
Food Products 1.3%
Adecoagro SA (Brazil)	185,188	1,618,543
Freshpet, Inc.*(a)	16,354	977,315
Hostess Brands, Inc.*	36,744	914,191
Mondelez International, Inc. (Class A Stock)	72,941	5,354,599
Utz Brands, Inc.(a)	147,037	2,418,758
		11,283,406
Gas Utilities 0.2%
New Jersey Resources Corp.	36,581	1,772,349
Ground Transportation 1.5%
Marten Transport Ltd.	49,800	1,053,270
Saia, Inc.*	7,409	2,105,341
Uber Technologies, Inc.*	175,063	6,640,140
Union Pacific Corp.	20,502	3,947,045
		13,745,796
Health Care Equipment & Supplies 2.2%
CONMED Corp.	10,000	1,213,000
Haemonetics Corp.*	9,647	816,136
Inari Medical, Inc.*	28,993	1,751,177
Inspire Medical Systems, Inc.*	11,293	3,303,090
Integra LifeSciences Holdings Corp.*	27,635	1,048,748
Intuitive Surgical, Inc.*	18,615	5,730,442
Lantheus Holdings, Inc.*	6,262	542,227
Merit Medical Systems, Inc.*	10,982	904,917
Nevro Corp.*	25,509	703,028
Outset Medical, Inc.*(a)	68,157	1,419,710
Shockwave Medical, Inc.*	4,084	1,123,467
Silk Road Medical, Inc.*	44,295	1,337,266
		19,893,208

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 1.8%
Acadia Healthcare Co., Inc.*	28,671	$2,025,033
Cigna Group (The)	11,520	2,850,163
Guardant Health, Inc.*	37,412	1,096,920
LifeStance Health Group, Inc.*	108,115	885,462
Option Care Health, Inc.*	30,119	829,778
Progyny, Inc.*	52,534	1,956,891
Select Medical Holdings Corp.	27,715	758,560
UnitedHealth Group, Inc.	11,999	5,846,393
		16,249,200
Health Care REITs 0.2%
LTC Properties, Inc.	42,283	1,357,707
Health Care Technology 0.3%
American Well Corp. (Class A Stock)*(a)	254,998	563,546
Phreesia, Inc.*	64,865	1,947,247
		2,510,793
Hotel & Resort REITs 0.3%
Apple Hospitality REIT, Inc.	65,339	949,376
Summit Hotel Properties, Inc.	273,399	1,790,763
		2,740,139
Hotels, Restaurants & Leisure 2.9%
Airbnb, Inc. (Class A Stock)*(a)	24,485	2,687,719
Bloomin’ Brands, Inc.	112,787	2,694,481
Chipotle Mexican Grill, Inc.*	678	1,407,860
Denny’s Corp.*	114,710	1,269,840
International Game Technology PLC	35,247	864,609
Marriott International, Inc. (Class A Stock)	32,260	5,412,905
McDonald’s Corp.	24,770	7,062,175
Starbucks Corp.	13,096	1,278,693
Wingstop, Inc.	14,858	2,962,091
		25,640,373
Household Durables 0.7%
Century Communities, Inc.	30,625	1,948,669
Ethan Allen Interiors, Inc.	44,808	1,121,544
Green Brick Partners, Inc.*	24,152	1,156,156

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Taylor Morrison Home Corp.*	28,866	$1,224,785
Tri Pointe Homes, Inc.*	33,734	985,370
		6,436,524
Household Products 0.8%
Procter & Gamble Co. (The)	46,930	6,687,525
Independent Power & Renewable Electricity Producers 0.3%
NextEra Energy Partners LP	47,122	2,823,550
Industrial Conglomerates 0.4%
General Electric Co.	31,750	3,223,577
Industrial REITs 0.1%
Plymouth Industrial REIT, Inc.	38,286	838,846
Insurance 2.8%
American Equity Investment Life Holding Co.	21,883	863,284
Axis Capital Holdings Ltd.	55,930	2,902,767
Chubb Ltd.	41,135	7,642,883
CNO Financial Group, Inc.	78,743	1,709,511
Marsh & McLennan Cos., Inc.	34,573	5,987,352
MetLife, Inc.	75,965	3,764,066
Oscar Health, Inc. (Class A Stock)*	49,803	365,554
RLI Corp.	14,799	1,832,856
		25,068,273
Interactive Media & Services 4.3%
Alphabet, Inc. (Class A Stock)*	101,552	12,477,694
Alphabet, Inc. (Class C Stock)*	70,970	8,755,569
Meta Platforms, Inc. (Class A Stock)*	64,491	17,072,058
		38,305,321
IT Services 0.7%
Grid Dynamics Holdings, Inc.*	179,540	1,723,584
Snowflake, Inc. (Class A Stock)*	25,216	4,169,718
		5,893,302
Leisure Products 0.3%
Brunswick Corp.	35,445	2,676,097

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 0.7%
Adaptive Biotechnologies Corp.*	149,482	$1,040,395
BioLife Solutions, Inc.*	62,650	1,462,877
Olink Holding AB (Sweden), ADR*	58,045	1,130,717
Pacific Biosciences of California, Inc.*	56,981	705,425
Thermo Fisher Scientific, Inc.	4,364	2,218,919
		6,558,333
Machinery 2.3%
Deere & Co.	7,673	2,654,705
Energy Recovery, Inc.*	49,144	1,170,119
Enerpac Tool Group Corp.	106,532	2,708,043
Mueller Industries, Inc.	16,681	1,238,731
Otis Worldwide Corp.	58,440	4,646,564
Parker-Hannifin Corp.	12,891	4,130,792
Terex Corp.	19,389	899,068
Trinity Industries, Inc.	157,466	3,330,406
		20,778,428
Marine Transportation 0.3%
Kirby Corp.*	39,621	2,835,279
Media 0.3%
Gray Television, Inc.	92,197	648,145
Integral Ad Science Holding Corp.*	32,909	622,309
Trade Desk, Inc. (The) (Class A Stock)*	24,239	1,698,669
		2,969,123
Metals & Mining 0.7%
B2Gold Corp. (Canada)	374,587	1,378,480
Commercial Metals Co.	25,443	1,087,688
Constellium SE*	148,124	2,207,048
ERO Copper Corp. (Brazil)*	48,353	799,275
SunCoke Energy, Inc.	88,696	602,246
		6,074,737
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Apollo Commercial Real Estate Finance, Inc.	98,111	989,940
Ladder Capital Corp.	312,735	2,980,365
		3,970,305

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 1.1%
Black Hills Corp.	18,687	$1,138,972
NiSource, Inc.	310,883	8,359,644
NorthWestern Corp.	9,313	527,023
		10,025,639
Office REITs 0.3%
Corporate Office Properties Trust	31,967	729,487
Cousins Properties, Inc.	40,676	810,266
Piedmont Office Realty Trust, Inc. (Class A Stock)	248,943	1,550,915
		3,090,668
Oil, Gas & Consumable Fuels 3.7%
California Resources Corp.	18,362	689,309
Chord Energy Corp.	29,162	4,171,333
ConocoPhillips	151,091	15,003,336
Dorian LPG Ltd.	29,168	673,197
Golar LNG Ltd. (Cameroon)*	33,389	686,812
Hess Corp.	43,539	5,515,085
Matador Resources Co.	11,441	503,061
Murphy Oil Corp.	25,664	893,107
PDC Energy, Inc.	65,618	4,502,707
SFL Corp. Ltd. (Norway)	53,946	462,857
		33,100,804
Passenger Airlines 0.2%
Sun Country Airlines Holdings, Inc.*	87,172	1,638,834
Personal Care Products 1.2%
BellRing Brands, Inc.*	16,848	616,974
elf Beauty, Inc.*	55,887	5,813,366
L’Oreal SA (France)	10,219	4,375,226
		10,805,566
Pharmaceuticals 6.4%
AstraZeneca PLC (United Kingdom), ADR	213,206	15,581,095
Bristol-Myers Squibb Co.	135,001	8,699,464
Eli Lilly & Co.	47,076	20,217,259
Novo Nordisk A/S (Denmark), ADR	37,709	6,050,786
Pacira BioSciences, Inc.*	16,935	644,038
Pliant Therapeutics, Inc.*	44,752	967,986
Prestige Consumer Healthcare, Inc.*	31,778	1,818,655

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Revance Therapeutics, Inc.*	73,933	$2,259,392
Verona Pharma PLC (United Kingdom), ADR*	28,977	623,585
		56,862,260
Professional Services 1.0%
ASGN, Inc.*	23,230	1,519,939
CBIZ, Inc.*	19,949	1,005,828
ExlService Holdings, Inc.*	5,023	758,172
HireRight Holdings Corp.*	75,091	768,181
Huron Consulting Group, Inc.*	43,736	3,554,862
Paycor HCM, Inc.*(a)	76,975	1,692,680
		9,299,662
Real Estate Management & Development 0.1%
DigitalBridge Group, Inc.	40,987	510,698
Redfin Corp.*(a)	54,763	536,130
		1,046,828
Residential REITs 0.3%
Independence Realty Trust, Inc.	91,647	1,582,744
UMH Properties, Inc.	84,890	1,291,177
		2,873,921
Retail REITs 0.1%
Retail Opportunity Investments Corp.	103,064	1,257,381
Semiconductors & Semiconductor Equipment 7.7%
Advanced Micro Devices, Inc.*	120,313	14,222,200
Amkor Technology, Inc.	42,218	1,046,162
Broadcom, Inc.	13,798	11,148,232
Lam Research Corp.	5,114	3,153,804
MACOM Technology Solutions Holdings, Inc.*(a)	38,453	2,300,643
MaxLinear, Inc.*	52,409	1,530,867
Micron Technology, Inc.	21,731	1,482,054
NVIDIA Corp.	58,504	22,134,403
NXP Semiconductors NV (China)	20,898	3,742,832
QUALCOMM, Inc.	27,805	3,153,365
Rambus, Inc.*	15,572	995,985

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Tower Semiconductor Ltd. (Israel)*(a)	68,414	$2,677,724
Universal Display Corp.	7,768	1,144,459
		68,732,730
Software 9.2%
8x8, Inc.*(a)	147,732	602,746
Adobe, Inc.*	21,723	9,075,652
Atlassian Corp. (Class A Stock)*	8,840	1,598,184
Cadence Design Systems, Inc.*	21,738	5,019,522
Clear Secure, Inc. (Class A Stock)(a)	76,065	1,879,566
Crowdstrike Holdings, Inc. (Class A Stock)*	15,155	2,426,770
Descartes Systems Group, Inc. (The) (Canada)*	29,887	2,311,162
EngageSmart, Inc.*	67,786	1,286,578
Intapp, Inc.*	50,797	2,147,189
Microsoft Corp.	104,262	34,238,598
PagerDuty, Inc.*	78,032	2,123,251
Q2 Holdings, Inc.*	53,456	1,556,639
Salesforce, Inc.*	55,735	12,450,084
Sprout Social, Inc. (Class A Stock)*(a)	51,847	2,245,494
Varonis Systems, Inc.*	67,250	1,767,330
Zuora, Inc. (Class A Stock)*	75,144	810,804
		81,539,569
Specialized REITs 0.6%
American Tower Corp.	14,364	2,649,296
National Storage Affiliates Trust	54,530	1,996,344
PotlatchDeltic Corp.	21,736	1,011,376
		5,657,016
Specialty Retail 1.4%
Academy Sports & Outdoors, Inc.	13,336	652,931
Boot Barn Holdings, Inc.*	19,567	1,323,120
Buckle, Inc. (The)	26,188	804,233
Foot Locker, Inc.(a)	41,219	1,043,665
Home Depot, Inc. (The)	9,758	2,765,905
Lowe’s Cos., Inc.	14,223	2,860,672
Sally Beauty Holdings, Inc.*	41,733	469,914
Ulta Beauty, Inc.*	5,599	2,294,638
		12,215,078

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	182,043	$32,267,122
Super Micro Computer, Inc.*(a)	4,141	927,377
		33,194,499
Textiles, Apparel & Luxury Goods 2.1%
Crocs, Inc.*	5,482	615,519
Kontoor Brands, Inc.	67,863	2,657,515
Lululemon Athletica, Inc.*	13,331	4,424,959
LVMH Moet Hennessy Louis Vuitton SE (France)	8,983	7,854,090
NIKE, Inc. (Class B Stock)	28,063	2,953,912
		18,505,995
Trading Companies & Distributors 0.6%
Core & Main, Inc. (Class A Stock)*(a)	47,190	1,261,861
GMS, Inc.*	16,013	1,014,103
Herc Holdings, Inc.	12,978	1,316,229
Rush Enterprises, Inc. (Class A Stock)	28,452	1,487,186
		5,079,379
Wireless Telecommunication Services 0.8%
T-Mobile US, Inc.*	49,193	6,751,739

Total Common Stocks (cost $607,738,287)		870,461,879
Preferred Stock 0.2%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A* (cost $1,315,526)	16,327	2,032,803

Total Long-Term Investments (cost $609,053,813)		872,494,682

Short-Term Investments 5.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	21,352,573	21,352,573

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $31,436,431; includes $31,209,239 of cash collateral for securities on loan)(b)(wi)	31,490,100	$31,471,206

Total Short-Term Investments (cost $52,789,004)		52,823,779

TOTAL INVESTMENTS 103.9% (cost $661,842,817)		925,318,461
Liabilities in excess of other assets (3.9)%		(35,158,369)

Net Assets 100.0%		$890,160,092

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
LP—Limited Partnership
PRFC—Preference Shares
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,231,916; cash collateral of $31,209,239 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).